Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0000715072
Registrant Name	RENASANT CORP
Registration File Number	333-284828
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES